Business Segment Reporting (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014 agreement	Sep. 30, 2013	Dec. 31, 2013 segment	Dec. 31, 2012	Dec. 31, 2011
Business Segment Reporting [Abstract]
Number of reportable segments	3		3
Maximum percentage of revenue from customers and franchisees generated in foreign market	2.00%		2.00%
Business segment reporting
Revenue	$ 1,880	$ 1,760	$ 2,293	$ 2,214	$ 2,105
Adjusted EBITDA	450	395
Identifiable Assets	5,112		5,905	6,415
Depreciation & Amortization Expense	76	74	99	100	121
Capital Expenditures	29	38	39	44	52
Reconciliation of Adjusted EBITDA to Net (Loss) Income
Depreciation and amortization expense	(76)	(74)	(99)	(100)	(121)
Non-cash impairment of property and equipment				(9)
Non-cash stock-based compensation expense	(5)	(3)	(4)	(7)	(8)
Restructuring charges	(7)	(4)	(6)	(15)	(7)
Management and consulting fees	(4)	(5)	(7)	(7)	(8)
(Loss) income from discontinued operations, net of income taxes	(98)	(533)	(549)	(696)	53
Provision for income taxes	(26)	(43)	(43)	8	6
Loss on extinguishment of debt	(65)			(55)
Interest expense	(171)	(186)	(247)	(245)	(266)
Other		(1)	(2)	(1)
Net (Loss) Income	(76)	(489)	(507)	(714)	46
Continuing Operations
Business segment reporting
Identifiable Assets			5,287	5,126	4,983
Reportable Segment
Business segment reporting
Revenue	1,875	1,754	2,285	2,207	2,100
Adjusted EBITDA	450	395	489	453	431
Identifiable Assets			4,207	4,078	4,067
Depreciation & Amortization Expense			89	92	112
Capital Expenditures			27	31	43
Reconciliation of Adjusted EBITDA to Net (Loss) Income
Depreciation and amortization expense			(89)	(92)	(112)
Parent Issuer
Business segment reporting
Identifiable Assets			60	561
Reconciliation of Adjusted EBITDA to Net (Loss) Income
Provision for income taxes					(3)
Loss on extinguishment of debt					1
Net (Loss) Income			(507)	(714)	46
Terminix | Reportable Segment
Business segment reporting
Revenue	1,049	1,012	1,309	1,265	1,193
Adjusted EBITDA	248	223	266	266	249
Identifiable Assets			2,694	2,592	2,602
Depreciation & Amortization Expense			73	76	76
Capital Expenditures			11	14	23
Reconciliation of Adjusted EBITDA to Net (Loss) Income
Depreciation and amortization expense			(73)	(76)	(76)
TruGreen
Reconciliation of Adjusted EBITDA to Net (Loss) Income
Non-cash asset impairment			(673)	(909)	(37)
American Home Shield | Reportable Segment
Business segment reporting
Revenue	637	568	740	721	687
Adjusted EBITDA	144	114	145	117	107
Identifiable Assets			1,000	976	955
Depreciation & Amortization Expense			8	8	27
Capital Expenditures			13	15	18
Reconciliation of Adjusted EBITDA to Net (Loss) Income
Depreciation and amortization expense			(8)	(8)	(27)
Franchise Services Group | Reportable Segment
Business segment reporting
Revenue	189		236	221	220
Adjusted EBITDA	58		78	70	75
Identifiable Assets			513	510	510
Depreciation & Amortization Expense			8	8	9
Capital Expenditures			3	2	2
Reconciliation of Adjusted EBITDA to Net (Loss) Income
Depreciation and amortization expense			(8)	(8)	(9)
Other Operations and Headquarters
Business segment reporting
Expenses allocated to TruGreen	29		38	42	46
Revenue	5	6	8	7	5
Adjusted EBITDA	(7)	(34)
Identifiable Assets			1,080	1,048	916
Depreciation & Amortization Expense			10	8	9
Capital Expenditures			12	13	9
Reconciliation of Adjusted EBITDA to Net (Loss) Income
Unallocated corporate expenses			(39)	(40)	(34)
Depreciation and amortization expense			$ (10)	$ (8)	$ (9)